SUPPLEMENTAL CASH FLOW INFORMATION - Cash Income Taxes and Interest Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Income Taxes and Interest Payments
Income taxes paid/(received)	$ 26,061	$ 5,500	$ (42,716)
Interest paid	$ 24,399	$ 25,808	$ 21,276